                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-2819


                      IXIS Advisor Cash Management Trust
________________________________________________________________________________
              (Exact name of registrant as specified in charter)



    399 Boylston Street, Boston, Massachusetts                 02116
 _____________________________________________________________________________
     (Address of principal executive offices)               (Zip code)


                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
________________________________________________________________________________
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: June 30

Date of reporting period: June 30, 2006

Item 1. Reports to Stockholders.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                       [LOGO]
                       IXIS ADVISOR FUNDS

  Annual Report
  June 30, 2006

IXIS Cash Management Trust -- Money Market Series
  Reich & Tang Asset Management
TABLE OF CONTENTS

Management Discussion    Page 1
and Performance.........

Portfolio of Investments Page 8

Financial Statements.... Page 10

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

PORTFOLIO PROFILE


Objective:
Seeks maximum current income consistent with preservation of capital and liquidity

--------------------------------------------------------------------------------
Strategy:
Invests primarily in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers

--------------------------------------------------------------------------------
Inception Date:
July 10, 1978

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEMXX
                                 Class B NMBXX
                                 Class C NVCXX

--------------------------------------------------------------------------------
Manager:
Molly J. Flewharty,
Reich & Tang Asset Management

--------------------------------------------------------------------------------
What You Should Know:
The fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although it seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Management Discussion
--------------------------------------------------------------------------------

During the past 12 months, the Federal Reserve Board raised the federal funds rate (the rate banks charge one another on overnight loans) eight times in 0.25% increments, in an effort to curb economic growth and keep inflation pressures in check. These rate hikes translated into higher yields on money market investments. The federal funds rate influences borrowing costs in many other parts of the economy.

For the fiscal year ended June 30, 2006, IXIS Cash Management Trust -- Money Market Series maintained a constant net asset value of $1.00 per share and provided a total return of 3.56% based on the net asset value of Class A shares and $0.0351 per share in reinvested dividends. The fund's seven-day SEC yield at the end of the period was 4.39%.

FED FUNDS RATE REACHES FIVE-YEAR HIGH
The fund's fiscal year began on July 1, 2005, on the heels of a 0.25% hike in short-term interest rates, which brought the federal funds rate up to 3.25%. The Fed continued to raise rates at each of its subsequent meetings: in August, September, November, December, January, March, May and June. By the mid-point in the fund's fiscal year, the federal funds rate had reached 4.25%, and by the end of June 2006 it had risen to 5.25%, its highest level in more than five years.

Ben Bernanke, who took over from Alan Greenspan as Fed chairman in January, has a reputation as an inflation fighter, but time will bear this out. The Fed has indicated that it expects the economy to expand more gradually later in the year as the housing market cools, and it is closely tracking energy prices. Recent statements suggest the Fed might raise rates again by another 0.25% at the next meeting if inflation pressures remain strong. However, if pressures seem to be subsiding, they could leave them unchanged.

MANAGERS SEEK TO CAPTURE HIGHER YIELDS AND MAINTAIN FLEXIBILITY
Our strategies have been designed to seek as much income as possible while maintaining flexibility in an effort to take advantage of rising interest rates.

Although longer-term money market securities offer a yield advantage over shorter-term issues, this year we generally felt the risks of going long in pursuit of current income were not justified, since the prospects of even higher rates seemed likely. As a result, although we gradually lengthened maturities in the latter half of the year, we still kept the fund's average maturity on the shorter side, providing the liquidity needed to take advantage of higher yielding issues when they became available. We strayed from this strategy only briefly during the latter half of the period.

After the March rate hike, and before the Fed's May meeting, it was less clear than in previous months what its next actions might be. During that brief period, many observers believed the Fed might pause in its cycle of rate increases, so we extended the fund's maturity to lock in rates.

At the start of the fund's fiscal year in July 2005, the fund's average maturity stood at 17 days. By mid-year (December 31) average maturity had edged up to 19 days. As of June 30, 2006, we had advanced the fund's average maturity to 46 days.

PORTFOLIO FOCUSED ON COMMERCIAL PAPER
Throughout the year, the bulk of the fund's portfolio was composed of commercial paper. These securities - issued by companies rather than the U.S. government - tend to offer higher yields than other types of money market instruments with only minimal additional risk, especially on the shorter end of the maturity spectrum.

During periods of economic uncertainty, we tend to favor government and agency securities because of their relative stability and safety. However, when the economy appears to be on safer footing, reducing the prospect of credit downgrades, we generally maintain only a nominal position in government issues because the yields on these top-quality securities are lower than yields on commercial paper.

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

--------------------------------------------------------------------------------


To provide additional flexibility, we also maintained a significant portion of assets in variable-rate instruments (28% of the fund's assets as of June 30, 2006). Yields on these securities rise with short-term rates as a whole, allowing the fund's yield to float upward with each of the Fed's moves during the year.

HIGHER INTEREST RATES MAY LIE AHEAD
It can take months for rate hikes to work through the economy, so the Fed's goal is to avoid raising rates too aggressively, which might stifle growth. On the other hand, it also wants to avoid appearing to be "soft" on inflation. Many economists expect the Fed to raise rates again at their August meeting and then pause. If Mr. Bernanke is as hawkish on inflation as he appears to be, we believe rates may continue to rise, and the federal funds rate may reach 5.5% or 6% before the current cycle ends.

In general, we remain cautious on interest rates. We will continue to carefully monitor business activity, watching for signs that higher energy prices might put the brakes on the economy without the need for aggressive Fed intervention down the road. In the meantime, we are maintaining the fund's flexibility to help us respond rapidly to new developments.

Annualized Seven-Day Yield -- June 30, 2006

Class A, B & C 4.39%

Yields will fluctuate with changes in market conditions.

The seven-day money market yield reflects the fund's current earnings more closely than total return.

Average Annual Total Returns/1 /-- June 30, 2006


                            1 YEAR 5 YEARS    10 YEARS
CLASS A (Inception 7/10/78)
Net Asset Value              3.56%  1.51%       3.22%

CLASS B (Inception 9/13/93)
Net Asset Value              3.56%  1.51%       3.22%

CLASS C (Inception 3/1/98)                 SINCE INCEPTION
Net Asset Value              3.56%  1.51%       2.90%
----------------------------------------------------------

/1/These returns include reinvestment of distributions, represent past performance and do not predict future results.

                            ADDITIONAL INFORMATION


The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

For more complete information on any IXIS Advisor Fund, contact your financial professional or call IXIS Advisor Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other information can be found in the prospectus. Please read the prospectus carefully before investing.
PROXY VOTING INFORMATION
A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling IXIS Advisor Funds at 800-225-5478; on the fund's website at www.ixisadvisorfunds.com; and on the Securities and Exchange Commission's (SEC's) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available from the fund's website and the SEC's website.

QUARTERLY PORTFOLIO SCHEDULES
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                          UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs and ongoing costs, including management fees and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exceptions may apply. These costs are described in more detail in the fund's prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2006 through June 30, 2006. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table for each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

IXIS CASH MANAGEMENT TRUST -             BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
MONEY MARKET SERIES                              1/1/06                6/30/06              1/1/06 - 6/30/06
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,020.60                  $3.51
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.32                  $3.51
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,020.60                  $3.51
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.32                  $3.51
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,020.60                  $3.51
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.32                  $3.51
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio of 0.70% for Classes
 A, B, and C, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year, divided by 365 (to reflect the half-year period).

      BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS


The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund's advisory and sub-advisory agreements (collectively, the "Agreements") at most of its meetings throughout the year. Once a year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Fund's investment adviser believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of peer groups of the Fund (ii) information on the Fund's advisory and sub-advisory fees, and other expenses, including information comparing the Fund's expenses to those of peer groups of funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreements to the Fund's adviser and sub-adviser (collectively, the "Advisers"), and (v) information obtained through the completion of a questionnaire by the Advisers (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) each Adviser's financial results and financial condition, (ii) the Fund's investment objective and strategies and the size, education and experience of the Advisers respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund's shares, (iv) the procedures employed to determine the value of the Fund's assets, (v) the allocation of the Fund's brokerage, if any, including allocations to brokers affiliated with the Advisers and the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services, (vii) the resources devoted to, and the record of compliance with, the Fund's investment policies and restrictions, policies on personal securities transactions and other compliance policies, and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

The Board of Trustees most recently approved the continuation of the Agreements at their meeting held in May, 2006. In considering whether to approve the continuation of the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the following:

The nature, extent and quality of the services provided to the Fund under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Fund and the resources dedicated to the Fund by the Advisers and their affiliates, including recent or planned investments by certain of the Advisers in additional personnel or other resources. They also took note of the competitive market for talented personnel, in particular, for personnel who have contributed to the generation of strong investment performance. They also considered the need for the Advisers to offer competitive compensation in order to attract and retain capable personnel. The Trustees considered not only the advisory services provided by the Advisers to the Fund, but also the monitoring and oversight services provided by IXIS Advisors with respect to the Fund. In particular, the Trustees noted that IXIS Advisors had over the past year negotiated changes to the Fund's transfer agency and custodial arrangements, resulting in significant cost savings for the Fund. The Trustees also noted that some of these changes had resulted in increases in costs or decreases in revenues for IXIS Advisors and its affiliates. They also considered the administrative services provided by IXIS Advisors and its affiliates to the Fund. The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Fund and the Advisers. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information which compared the performance of the Fund to the performance of peer groups of funds. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Fund using a variety of performance metrics, including metrics which also measured the performance of the Fund on a risk adjusted basis.

The Board concluded that the Fund's performance or other relevant factors supported the renewal of the Agreements. Although the Fund had performance that lagged that of a relevant peer group for certain periods, the Board

      BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

concluded that other factors relevant to performance supported renewal of the Fund's Agreements. These factors included (1) that the Fund's advisory fee had recently been reduced, with the goal of helping the Fund's net return to shareholders become more competitive and (2) that reductions in the Fund's expense levels resulting from decreased expenses were not yet fully reflected in the Fund's performance results.

The Trustees also considered the Advisers' performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Fund and the Advisers supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory and sub-advisory services as well as the total expense levels of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund's advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets. In evaluating the Fund's advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund. The Trustees also considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Advisers' and their affiliates' relationships with the Fund, and information about the allocation of expenses used to calculate profitability. In this regard, the Fund, at the request of the Independent Trustees, retained an independent accounting firm to review the cost allocation methods used by the Advisers to determine profitability, and engaged in extensive discussions with the Advisers regarding such methods and Adviser profitability generally. The Trustees also considered that IXIS Advisors had proposed changes to the Fund's transfer agency and custodial arrangements which, although beneficial to the Fund, had resulted in increased costs and/or decreased revenues to IXIS Advisors. They also reviewed information provided by management about the effect of distribution costs and Fund growth on Adviser profitability. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue, the performance of the Fund, the expense levels of the Fund, and whether the Advisers had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to the Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Fund supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Fund through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees considered, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreements.

      BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS


The Trustees also considered other factors, which included but were not limited to the following:

.. whether the Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment restrictions, and the compliance programs of the Fund and the Advisers. They also considered the compliance related resources the Advisers and their affiliates were providing to the Fund.

.. the nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

.. so-called "fallout benefits" to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution services to the Fund. The Trustees also considered the fact that IXIS Advisors' parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing advisory and sub-advisory agreements should be continued through June 30, 2007.

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
                           PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006


  Principal
   Amount     Description                                                        Value (a)
---------------------------------------------------------------------------------------------
Commercial Paper -- 48.3% of Net Assets
              Asset-Backed -- 7.0%
$   5,000,000 Clipper Receivables Corp.,
              5.110%, 7/10/2006(e)                                            $     4,993,613
   13,000,000 Lockhart Funding LLC,
              5.250%, 7/20/2006(e)                                                 12,963,979
                                                                              ---------------
                                                                                   17,957,592
                                                                              ---------------
              Banking -- 7.0%
    5,000,000 Alliance & Leicester PLC,
              4.960%, 7/13/2006(e)                                                  4,991,733
    4,000,000 Caisse Centrale Desjardins,
              5.000%, 7/18/2006                                                     3,990,556
    5,000,000 Banco Bilbao Vizcaya Argentaria, S.A.,
              5.060%, 8/14/2006                                                     4,969,078
    4,000,000 ICICI Bank Limited,
              5.365%, 12/01/2006                                                    3,908,795
                                                                              ---------------
                                                                                   17,860,162
                                                                              ---------------
              Education -- 4.7%
   12,000,000 Johns Hopkins University,
              5.050%, 7/06/2006                                                    12,000,000
                                                                              ---------------
              Financial -- 1.9%
    5,000,000 HBOS Treasury Services PLC,
              5.050%, 8/11/2006                                                     4,971,243
                                                                              ---------------
              Health Care - Services -- 3.9%
   10,000,000 Dean Health Systems, Inc., (Credit Support: Marshall & Ilsley),
              5.130%, 7/11/2006                                                     9,985,750
                                                                              ---------------
              Special Purpose -- 19.2%
   10,000,000 Chesham Finance LLC,
              5.320%, 7/03/2006(e)                                                  9,997,044
    5,000,000 Greyhawk Funding LLC,
              5.060%, 7/05/2006(e)                                                  4,997,189
    8,708,000 Scaldis Capital LLC,
              5.060%, 7/07/2006(e)                                                  8,700,656
   10,000,000 Sheffield Receivables Corp.,
              5.110%, 7/12/2006                                                     9,984,386
    5,500,000 Alpine Securitization Corp.,
              5.020%, 7/14/2006(e)                                                  5,490,030
    5,000,000 Greyhawk Funding LLC,
              5.090%, 7/18/2006(e)                                                  4,987,982
    5,000,000 Charta LLC, (Credit Support: AMBAC Indemnity),
              5.100%, 7/19/2006(e)                                                  4,987,250
                                                                              ---------------
                                                                                   49,144,537
                                                                              ---------------
              Trade Receivables -- 4.6%
    5,000,000 Govco, Inc.,
              4.900%, 7/06/2006(e)                                                  4,996,597
    1,700,000 Windmill Funding I Corp.,
              5.080%, 7/13/2006(e)                                                  1,697,121
    5,000,000 Govco, Inc.,
              5.050%, 8/11/2006(e)                                                  4,971,243
                                                                              ---------------
                                                                                   11,664,961
                                                                              ---------------
              Total Commercial Paper (Identified Cost $123,584,245)               123,584,245
                                                                              ---------------
Certificates of Deposit -- 15.6%
   10,000,000 UBS Finance Delaware LLC,
              5.045%, 7/05/2006                                                    10,000,000
    5,000,000 DZ Bank AG Deutsche Zentral-Genossenschaftsbank,
              5.310%, 8/08/2006                                                     5,000,000
    5,000,000 Canadian Imperial Holdings,
              5.070%, 11/24/2006                                                    5,000,000

  Principal
   Amount     Description                                                            Value (a)
-------------------------------------------------------------------------------------------------
Certificates of Deposit -- continued
$   5,000,000 Royal Bank Scotland PLC,
              4.805%, 1/16/2007                                                   $     5,000,132
    5,000,000 Wells Fargo Bank NA,
              4.865%, 1/31/2007                                                         4,999,840
    5,000,000 Wells Fargo Bank NA,
              5.250%, 4/20/2007                                                         5,000,000
    5,000,000 Calyon North America Holding, Inc.,
              5.425%, 6/04/2007                                                         5,000,222
                                                                                  ---------------
              Total Certificates of Deposit (Identified Cost $40,000,194)              40,000,194
                                                                                  ---------------
Medium Term Notes -- 14.1%
              Banking -- 3.5%
    5,000,000 Bank of America Corp.,
              5.310%, 12/15/2006(d)                                                     5,000,000
    4,000,000 Bank of America Corp.,
              5.315%, 5/15/2007(d)                                                      4,000,000
                                                                                  ---------------
                                                                                        9,000,000
                                                                                  ---------------
              Broker/Dealer -- 3.9%
    5,000,000 Merrill Lynch & Co., Inc.,
              5.149%, 5/14/2007(d)                                                      5,000,000
    5,000,000 Merrill Lynch & Co., Inc., 144A,
              5.189%, 7/03/2007(d)                                                      5,002,968
                                                                                  ---------------
                                                                                       10,002,968
                                                                                  ---------------
              Financial -- 6.7%
    5,000,000 Caterpillar Financial Services Corp., 144A,
              5.148%, 7/10/2006(d)                                                      5,000,000
    7,000,000 Sigma Finance, Inc., 144A,
              5.159%, 9/12/2006(d)                                                      6,999,930
    5,000,000 General Electric Capital Corp., 144A,
              5.352%, 7/17/2007(d)                                                      5,000,000
                                                                                  ---------------
                                                                                       16,999,930
                                                                                  ---------------
              Total Medium Term Notes (Identified Cost $36,002,898)                    36,002,898
                                                                                  ---------------
Variable Rate Demand Notes -- 14.0%
              Auto Parts & Equipment -- 0.2%
      400,000 White Hydraulics, Inc., (Credit Support: Amsouth Bank),
              5.540%, 12/01/2006(c)                                                       400,000
                                                                                  ---------------
              Financial -- 2.6%
    2,960,000 Alpine Capital Investments LLC, (Credit Support: First of America),
              5.450%, 9/15/2027(c)                                                      2,960,000
      495,000 Tanner & Guin LLC, (Credit Support: Amsouth Bank),
              5.420%, 9/01/2029(c)                                                        495,000
    3,130,000 MOB Management One LLC, (Credit Support: Columbus
              Bank & Trust),
              5.690%, 12/01/2031(c),                                                    3,130,000
                                                                                  ---------------
                                                                                        6,585,000
                                                                                  ---------------
              Health Care - Services -- 3.2%
    8,200,000 American Health Centers, Inc., (Credit Support: Amsouth Bank),
              5.420%, 3/01/2019(c)                                                      8,200,000
                                                                                  ---------------
              Municipal -- 3.8%
      315,000 Birmingham, AL, Special Care Facilities Financing Authority, (Eye
              Foundation, Inc. (The)), (Credit Support: Columbus Bank & Trust),
              5.550%, 9/01/2018(c)                                                        315,000
    5,000,000 Connecticut State Housing Finance Authority, (Credit Support:
              AMBAC Indemnity),
              5.390%, 5/15/2033(c)                                                      5,000,000

                See accompanying notes to financial statements.

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
                     PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2006

  Principal
   Amount     Description                                                            Value (a)
--------------------------------------------------------------------------------------------------
              Municipal --continued
$   4,544,838 Los Angeles, CA, Community Redevelopment Agency, (Security
              Building), (Credit Support: FNMA),
              5.470%, 12/15/2034(c)                                               $     4,544,838
                                                                                  ---------------
                                                                                        9,859,838
                                                                                  ---------------
              Real Estate -- 4.2%
      156,000 Sheffield Realty LLC, (Credit Support: Amsouth Bank),
              5.420%, 4/01/2012(c)                                                        156,000
      915,000 Shayeson-Huff Properties LLC, (Credit Support: Firstar Bank),
              5.450%, 11/01/2016(c)                                                       915,000
    1,825,000 Jobs Co. LLC (The), (Credit Support: First Commercial),
              5.450%, 2/01/2022(c)                                                      1,825,000
      641,000 Pine Tree Country Club, (Credit Support: Amsouth Bank),
              5.420%, 8/01/2023(c)                                                        641,000
    4,495,000 Storage World LLC, (Credit Support: Regions Bank),
              5.370%, 12/01/2024(c)                                                     4,495,000
    2,610,000 J&M LLC, (Credit Support: First Commercial),
              5.550%, 10/01/2026(c)                                                     2,610,000
                                                                                  ---------------
                                                                                       10,642,000
                                                                                  ---------------
              Total Variable Rate Demand Notes
              (Identified Cost $35,686,838)                                            35,686,838
                                                                                  ---------------
Time Deposit -- 4.2%
   10,800,000 BNP Paribas,
              5.270%, 7/03/2006                                                        10,800,000
                                                                                  ---------------
              Total Time Deposits (Identified Cost $10,800,000)                        10,800,000
                                                                                  ---------------
Government Agencies -- 3.9%
    5,000,000 FHLMC,
              4.760%, 2/09/2007                                                         5,000,000
    5,000,000 FHLMC,
              5.350%, 5/25/2007                                                         4,999,338
                                                                                  ---------------
              Total Government Agencies (Identified Cost $9,999,338)                    9,999,338
                                                                                  ---------------
              Total Investments -- 100.1%
              (Identified Cost $256,073,513)(b)                                       256,073,513
              Other assets less liabilities--(0.1)%                                      (257,387)
                                                                                  ---------------
              Net Assets -- 100%                                                  $   255,816,126
                                                                                  ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) The aggregate cost for federal income tax purposes was
              $256,073,513.
          (c) Variable rate demand notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks or other financial institutions. Maturity dates shown represent the ultimate maturity of the note.
          (d) Floating rate note. Rate shown is as of June 30, 2006.
          (e) Security exempt from registration under Section 4(2) of the
              Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of
              1933. At June 30, 2006, these securities amounted to
              $73,774,437 which represents 28.8% of net assets.

 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At June 30, 2006, the value of these amounted to $22,002,898 or
      8.6% of net assets.
AMBAC American Municipal Bond Assurance Corp.
FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association

Holdings at June 30, 2006 as a Percentage of Net Assets (unaudited)

                        Special Purpose           19.2%
                        Certificates of Deposit   15.6
                        Financial                 11.2
                        Banking                   10.5
                        Health Care-Services       7.1
                        Asset-Backed               7.0
                        Education                  4.7
                        Trade Receivables          4.6
                        Time Deposit               4.2
                        Real Estate                4.2
                        Broker/Dealer              3.9
                        Government Agencies        3.9
                        Municipal                  3.8
                        Others, less than 2% each  0.2

                See accompanying notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

June 30, 2006

         ASSETS
          Investments, at amortized cost           $        256,073,513
          Cash                                                   42,298
          Receivable for Fund shares sold                       224,848
          Interest receivable                                   944,880
                                                   --------------------
            TOTAL ASSETS                                    257,285,539
                                                   --------------------
         LIABILITIES
          Payable for Fund shares redeemed                      913,620
          Dividends payable                                      20,378
          Management fees payable                                71,664
          Deferred Trustees' fees                               259,513
          Administrative fees payable                            15,189
          Other accounts payable and accrued
            expenses                                            189,049
                                                   --------------------
            TOTAL LIABILITIES                                 1,469,413
                                                   --------------------
         NET ASSETS                                $        255,816,126
                                                   ====================
         NET ASSETS CONSIST OF:
          Paid-in capital                          $        255,786,928
          Undistributed net investment income                    26,461
          Accumulated net realized gain on
            investments                                           2,737
                                                   --------------------
         NET ASSETS                                $        255,816,126
                                                   ====================
         COMPUTATION OF NET ASSET VALUE AND
          OFFERING PRICE:
          Class A shares: (redemption price per
            share is equal to net asset value
            less any applicable contingent
            deferred sales charge)(Note 1)
            Net assets                             $        233,269,873
                                                   ====================
            Shares of beneficial interest                   233,239,397
                                                   ====================
            Net asset value and offering price
             per share                             $               1.00
                                                   ====================
          Class B shares: (redemption price per
            share is equal to net asset value
            less any applicable contingent
            deferred sales charge)(Note 1)
            Net assets                             $         20,425,241
                                                   ====================
            Shares of beneficial interest                    20,427,037
                                                   ====================
            Net asset value and offering price
             per share                             $               1.00
                                                   ====================
          Class C shares: (redemption price per
            share is equal to net asset value
            less any applicable contingent
            deferred sales charge)(Note 1)
            Net assets                             $          2,121,012
                                                   ====================
            Shares of beneficial interest                     2,120,709
                                                   ====================
            Net asset value and offering price
             per share                             $               1.00
                                                   ====================

                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS

For the Year Ended June 30, 2006

   NET INVESTMENT INCOME
     Interest                                           $          12,305,212
                                                        ---------------------
     Expenses
      Management fees                                               1,001,395
      Trustees' fees and expenses                                      61,185
      Administrative fees                                             176,825
      Custodian fees and expenses                                      42,079
      Transfer agent fees and expenses                                768,035
      Audit fees                                                       31,759
      Legal fees                                                       17,191
      Shareholder reporting expenses                                  166,421
      Registration fees                                                65,802
      Miscellaneous expenses                                           23,618
                                                        ---------------------
     Total expenses                                                 2,354,310
                                                        ---------------------
     Net investment income                                          9,950,902
                                                        ---------------------
   REALIZED GAIN ON INVESTMENTS                                         3,276
                                                        ---------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $           9,954,178
                                                        =====================

                See accompanying notes to financial statements.

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                          Year Ended June 30,
                                                                                                 2006
                                                                                         ---------------------
FROM OPERATIONS:
  Net investment income                                                                  $           9,950,902
  Net realized gain (loss) on investments                                                                3,276
                                                                                         ---------------------
  Net increase in net assets resulting from operations                                               9,954,178
                                                                                         ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                                          (9,167,041)
   Class B                                                                                            (720,581)
   Class C                                                                                             (63,275)
                                                                                         ---------------------
  Total distributions                                                                               (9,950,897)
                                                                                         ---------------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
  Proceeds from sale of shares                                                                     391,863,262
  Net asset value of shares issued in connection with the reinvestment of distributions              9,749,672
  Cost of shares redeemed                                                                         (464,497,028)
                                                                                         ---------------------
NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                                         (62,884,094)
                                                                                         ---------------------
  Net decrease in net assets                                                                       (62,880,813)
                                                                                         ---------------------
NET ASSETS
  Beginning of the year                                                                            318,696,939
                                                                                         ---------------------
  End of the year                                                                        $         255,816,126
                                                                                         =====================
UNDISTRIBUTED NET INVESTMENT INCOME                                                      $              26,461
                                                                                         =====================

                                                                                          Year Ended June 30,
                                                                                                 2005
                                                                                         ---------------------
FROM OPERATIONS:
  Net investment income                                                                  $           4,200,266
  Net realized gain (loss) on investments                                                                 (539)
                                                                                         ---------------------
  Net increase in net assets resulting from operations                                               4,199,727
                                                                                         ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                                          (3,873,357)
   Class B                                                                                            (302,384)
   Class C                                                                                             (24,525)
                                                                                         ---------------------
  Total distributions                                                                               (4,200,266)
                                                                                         ---------------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
  Proceeds from sale of shares                                                                     389,335,210
  Net asset value of shares issued in connection with the reinvestment of distributions              4,113,424
  Cost of shares redeemed                                                                         (443,297,248)
                                                                                         ---------------------
NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                                         (49,848,614)
                                                                                         ---------------------
  Net decrease in net assets                                                                       (49,849,153)
                                                                                         ---------------------
NET ASSETS
  Beginning of the year                                                                            368,546,092
                                                                                         ---------------------
  End of the year                                                                        $         318,696,939
                                                                                         =====================
UNDISTRIBUTED NET INVESTMENT INCOME                                                      $              26,456
                                                                                         =====================

                See accompanying notes to financial statements.

                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year.

                           Income from investment operations:      Less distributions:
                           ---------------------------------- -----------------------------
                Net asset
                 value,                                         Dividends
                beginning     Net            Total from            from
                   of      investment        investment       net investment       Total
                  year       income          operations           income       distributions
                ---------- ----------        ----------       --------------   -------------
  Class A, B,C
  6/30/2006     $     1.00 $   0.0351        $   0.0351         $  (0.0351)     $  (0.0351)
  6/30/2005           1.00     0.0126            0.0126            (0.0126)        (0.0126)
  6/30/2004           1.00     0.0022            0.0022            (0.0022)        (0.0022)
  6/30/2003           1.00     0.0076            0.0076            (0.0076)        (0.0076)
  6/30/2002           1.00     0.0175            0.0175            (0.0175)(a)     (0.0175)


(a)Including net realized gain (loss) on investments of less than $.0001 per share.

                See accompanying notes to financial statements.

                                            Ratios to average net assets:
                                            -----------------------------
                                Net assets,
           Net asset   Total      end of                 Net investment
           value, end  return      year     Expenses         income
            of year     (%)       (000's)     (%)             (%)
           ---------- --------- -----------  ---------   --------------
           $     1.00       3.6 $  255,816       0.82           3.45
                 1.00       1.3    318,697       1.02           1.24
                 1.00       0.2    368,546       0.94           0.21
                 1.00       0.8    458,957       0.88           0.77
                 1.00       1.8    532,048       0.91           1.75

                         NOTES TO FINANCIAL STATEMENTS

June 30, 2006

1. Organization. IXIS Cash Management Trust - Money Market Series (the "Fund") is the only series of IXIS Advisor Cash Management Trust (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust, without par value.

The Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund offers Class A, Class B and Class C shares. The classes of the Fund enable shareholders in the same classes of another IXIS Advisor Fund or Loomis Sayles Fund to invest in the Fund through an exchange of shares. The classes of the Fund are identical except for different exchange privileges.

Shares of the Fund are sold without a front-end sales charge. Shares acquired by exchange of shares from another IXIS Advisor Fund or Loomis Sayles Fund may be subject to a contingent deferred sales charge if, and to the extent that, the shares exchanged were subject to a contingent deferred sales charge.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

b. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party agreements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

c. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

d. Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

e. Dividends and Distributions to Shareholders. Dividends and distributions are declared daily to shareholders of record at the time and are paid monthly. Net capital gain distributions, if any, will be made annually. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to the capital accounts. Distributions from net investment income and short-term capital gains are treated as ordinary income for tax purposes.

During the years ended June 30, 2006 and June 30, 2005, distributions of $9,950,897 and $4,200,266, respectively, were paid to shareholders from ordinary income on a tax basis.

At June 30, 2006, the Fund had undistributed ordinary income on a tax basis of $294,023. The Fund utilized $539 of capital loss carryforward during the year ended June 30, 2006 to reduce its current year gains. At year end June 30, 2006, there is no remaining capital loss carryforward. Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2005 and June 30, 2006 of $29. The difference between the components of distributable earnings on a tax basis and the amounts reported on the Statement of Assets and Liabilities are primarily due to deferred Trustees' fees.

f. Other. The Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less and whose ratings are generally within the two highest rating categories of a nationally recognized rating agency. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by foreign, economic, political and legal developments in the case of foreign banks, foreign branches, or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

g. Indemnifications. Under the Fund's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

June 30, 2006


3. Investment Transactions. For the year ended June 30, 2006, purchases and proceeds from sales or maturities of short-term obligations (including securities purchased subject to repurchase agreements) were $7,712,901,244 and $7,784,635,871, respectively.

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. IXIS Asset Management Advisors, L.P. ("IXIS Advisors") serves as the investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund's average daily net assets:

                      Percentage of Average Daily Net Assets
    ---------------------------------------------------------------------------
       First         Next         Next         Next         Next        Over
    $250 million $250 million $500 million $500 million $500 million $2 billion
-   ------------ ------------ ------------ ------------ ------------ ----------
        0.35%        0.33%        0.31%        0.26%        0.25%       0.20%

For the year ended June 30, 2006, management fees for the Fund were $1,001,395 (0.35% of average daily net assets).

IXIS Advisors has entered into a subadvisory agreement on behalf of the Fund with Reich & Tang Asset Management, LLC ("Reich & Tang"). Payments to IXIS Advisors are reduced in the amount of payments to the Subadviser. IXIS Advisors and Reich & Tang are wholly-owned subsidiaries of IXIS Asset Management US Group, L.P. ("IXIS US Group") (formerly, IXIS Asset Management North America, L.P.), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly or indirectly by three large affiliated French financial services entities: the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC (as defined below) and by French regional savings banks known as the Caisses d'Epargne; the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; and CNP Assurances, a large French life insurance company. Certain officers and directors of IXIS Advisors and its affiliates are also officers or Trustees of the Fund.

b. Administrative Expense. IXIS Advisors provides certain administrative services for the Fund and has sub-contracted with State Street Bank and Trust Company ("State Street Bank") to serve as subadministrator.

Pursuant to an agreement among the Trust, IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV ("IXIS Advisor Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and IXIS Advisors, the Fund pays IXIS Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

Prior to September 1, 2005, Investors Bank & Trust Company served as the subadministrator.

For the year ended June 30, 2006, the Fund paid $176,825 to IXIS Advisors for administrative fees.

c. Transfer Agent Fees. Prior to October 1, 2005, IXIS Asset Management Services Company ("IXIS Services") was the transfer and shareholder servicing agent for the Fund and subcontracted with Boston Financial Data Services ("Boston Financial") to serve as sub-transfer agent. The Fund, for its Class A, B and C shares, paid fees monthly to IXIS Services equal to an annual rate of $27.55 for each open account and $2.00 for each closed account, subject to a monthly minimum of $1,500 per class and an annual aggregate minimum fee of approximately $1 million.

Effective October 1, 2005, Boston Financial became the transfer and shareholder servicing agent for the Fund under a new agreement with the Trust. Under this new agreement, the Fund pays fees to Boston Financial pursuant to a different schedule.

For the period from July 1, 2005 to September 30, 2005, the Fund paid $258,057 to IXIS Services as compensation for its services as transfer agent.

IXIS Services (prior to October 1, 2005), Boston Financial and other firms are also reimbursed by the Fund for out-of-pocket expenses. In addition, pursuant to other servicing agreements, the Fund pays service fees to other firms that provide similar services for their own shareholder accounts.

d. Distribution Agreement. IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), a wholly-owned subsidiary of IXIS US Group, is the Fund's distributor pursuant to a distribution agreement, although it receives no compensation from the Fund for such services.

e. Trustees' Fees and Expenses. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS US Group or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any

June 30, 2006

meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2006, each committee member was compensated $4,000 for each Audit Committee meeting that he or she attended in person and $2,000 for each meeting he or she attended telephonically.

Prior to November 18, 2005, the Trust had co-chairmen of the Board who each received an annual retainer of $25,000. Prior to October 1, 2005, each independent Trustee received, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees that he or she attended. Each committee chairman received an additional retainer fee at the annual rate of $7,000. Each committee member received $3,750 for each committee meeting that he or she attended. In addition, during the period October 1, 2005 to November 18, 2005, each co-chairman received an additional one-time payment of $25,000 as compensation for their services as chairmen.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other funds of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the funds until distributed in accordance with the Plan.

Additionally, the Board of Trustees has approved the use of Fund assets to pay its portion of the annual salary for 2005 of an employee of IXIS Advisors who supports the Fund's Chief Compliance Officer. For the period from July 1, 2005 through December 31, 2005, the Fund's portion of such expense was approximately $1,200.

5. Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                                                          Year Ended     Year Ended
                                                                        June 30, 2006  June 30, 2005
                                                                        -------------  -------------
Class A
   Shares sold                                                            381,616,552    378,427,656
   Shares issued in connection with the reinvestment of distributions       9,006,881      3,803,151
                                                                        -------------  -------------
                                                                          390,623,433    382,230,807
   Shares repurchased                                                    (451,796,430)  (426,007,151)
                                                                        -------------  -------------
   Net decrease                                                           (61,172,997)   (43,776,344)
                                                                        -------------  -------------
Class B
   Shares sold                                                              8,462,489      9,934,024
   Shares issued in connection with the reinvestment of distributions         684,466        287,076
                                                                        -------------  -------------
                                                                            9,146,955     10,221,100
   Shares repurchased                                                     (11,196,687)   (15,549,063)
                                                                        -------------  -------------
   Net decrease                                                            (2,049,732)    (5,327,963)
                                                                        -------------  -------------
Class C
   Shares sold                                                              1,784,221        973,530
   Shares issued in connection with the reinvestment of distributions          58,325         23,197
                                                                        -------------  -------------
                                                                            1,842,546        996,727
   Shares repurchased                                                      (1,503,911)    (1,741,034)
                                                                        -------------  -------------
   Net increase (decrease)                                                    338,635       (744,307)
                                                                        -------------  -------------
   Decrease from capital share transactions                               (62,884,094)   (49,848,614)
                                                                        =============  =============

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of IXIS Advisor Cash Management Trust and Shareholders of IXIS Cash Management Trust - Money Market Series:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of IXIS Cash Management Trust - Money Market Series (the "Fund"), a series constituting IXIS Advisor Cash Management Trust, at June 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 15, 2006

                        TRUSTEE AND OFFICER INFORMATION

The table below provides certain information regarding the Trustees and officers of IXIS Advisor Cash Management Trust (the "Trust"). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Statement of Additional Information includes information about the Trustees of the Trust and is available by calling IXIS Advisor Funds at 800-225-5478.

                       Position(s) Held with the                                     Number of Portfolios in
                         Trust, Length of Time        Principal Occupation(s)        Fund Complex Overseen***
Name and Date of Birth Served and Term of Office*      During Past 5 Years**       and Other Directorships Held
---------------------- --------------------------      ---------------------       ----------------------------

INDEPENDENT TRUSTEES

Graham T. Allison, Jr.          Trustee,          Douglas Dillon Professor and     38;
(3/23/40)                      since 1984         Director of the Belfer Center    Director, Taubman Centers,
                          Contract Review and     of Science for International     Inc. (real estate investment
                          Governance Committee    Affairs, John F. Kennedy         trust)
                                 Member           School of Government,
                                                  Harvard University

Charles D. Baker                Trustee,          President and Chief Executive    38;
(11/13/56)                     since 2005         Officer, Harvard Pilgrim         None
                          Contract Review and     Health Care (health plan)
                          Governance Committee
                                 Member

Edward A. Benjamin              Trustee,          Retired                          38;
(5/30/38)                      since 2003                                          Director, Precision Optics
                        Chairman of the Contract                                   Corporation (optics
                         Review and Governance                                     manufacturer)
                            Committee Member

Daniel M. Cain                  Trustee,          President and Chief Executive    38;
(2/24/45)                      since 1996         Officer, Cain Brothers &         Director, Sheridan
                         Chairman of the Audit    Company, Incorporated            Healthcare Inc. (physician
                        Committee (formerly, Co-  (investment banking)             practice management)
                         Chairman of the Board,
                        August 2004 -- November
                                 2005)

Paul G. Chenault                Trustee,          Retired; Trustee, First Variable 38;
(9/12/33)                      since 2003         Life (variable life insurance)   Director, Mailco Office
                          Contract Review and                                      Products, Inc. (mailing
                          Governance Committee                                     equipment)
                                 Member

Kenneth J. Cowan                Trustee,          Retired                          38;
(4/5/32)                       since 1993                                          None
                          Contract Review and
                          Governance Committee
                                 Member
                       (formerly, Chairman of the
                          Contract Review and
                         Governance Committee)

Richard Darman                  Trustee,          Partner, The Carlyle Group       38;
(5/10/43)                      since 1996         (investments); formerly,         Director and Chairman of
                          Contract Review and     Professor, John F. Kennedy       Board of Directors, AES
                          Governance Committee    School of Government,            Corporation (international
                                 Member           Harvard University               power company)

                        TRUSTEE AND OFFICER INFORMATION

                        Position(s) Held with the                                    Number of Portfolios in
                          Trust, Length of Time        Principal Occupation(s)       Fund Complex Overseen***
Name and Date of Birth  Served and Term of Office*      During Past 5 Years**      and Other Directorships Held
----------------------  --------------------------      ---------------------      ----------------------------

INDEPENDENT TRUSTEES
continued

Sandra O. Moose                  Trustee,          President, Strategic Advisory   38;
(2/17/42)                       since 1982         Services (management            Director, Verizon
                         Chairperson of the Board  consulting); formerly, Senior   Communications;
                               of Trustees         Vice President and Director,    Director, Rohm and Haas
                           Since November 2005     The Boston Consulting Group,    Company (specialty
                         Ex officio member of the  Inc. (management consulting)    chemicals);
                           Audit Committee and                                     Director, AES Corporation
                           Contract Review and                                     (international power
                           Governance Committee                                    company)

John A. Shane                    Trustee,          President, Palmer Service       38;
(2/22/33)                       since 1993         Corporation (venture capital    Director, Gensym
                          Audit Committee Member   organization)                   Corporation (software and
                                                                                   technology service provider);
                                                                                   Director and Chairman of the
                                                                                   Board, Abt Associates Inc.
                                                                                   (research and consulting
                                                                                   firm)

Cynthia L. Walker                Trustee,          Executive Dean for              38;
(7/25/56)                       since 2005         Administration (formerly,       None
                          Audit Committee Member   Dean for Finance and CFO),
                                                   Harvard Medical School

INTERESTED TRUSTEES

Robert J. Blanding/1/            Trustee,          President, Chairman, Director,  38;
(4/14/47)                       since 2003         and Chief Executive Officer,    None
555 California Street                              Loomis, Sayles & Company,
San Francisco, CA 94104                            L.P.; President and Chief
                                                   Executive Officer -- Loomis
                                                   Sayles Funds I; Chief Executive
                                                   Officer for Loomis Sayles
                                                   Trust II

John T. Hailer/2/                Trustee,          President and Chief Executive   38;
(11/23/60)                      since 2000         Officer, IXIS Asset             None
                           President and Chief     Management Advisors, L.P.,
                            Executive Officer      IXIS Asset Management
                                                   Distributors, L.P. and IXIS
                                                   Asset Management Global
                                                   Associates, L.P.; Executive
                                                   Vice President, Loomis Sayles
                                                   Funds I; President and Chief
                                                   Executive Officer, AEW Real
                                                   Estate Income Fund, IXIS
                                                   Advisor Funds Trust I, IXIS
                                                   Advisor Funds Trust II, IXIS
                                                   Advisor Funds Trust III and
                                                   IXIS Advisor Funds Trust IV

                        TRUSTEE AND OFFICER INFORMATION

                       Position(s) Held with the                                     Number of Portfolios in
                         Trust, Length of Time        Principal Occupation(s)        Fund Complex Overseen***
Name and Date of Birth Served and Term of Office*      During Past 5 Years**       and Other Directorships Held
---------------------- --------------------------      ---------------------       ----------------------------

 OFFICERS

 Coleen Downs Dinneen  Secretary, Clerk and Chief Senior Vice President, General          Not Applicable
 (12/16/60)                  Legal Officer,       Counsel, Secretary and Clerk
                          since September 2004    (formerly, Deputy General
                                                  Counsel, Assistant Secretary
                                                  and Assistant Clerk), IXIS
                                                  Asset Management
                                                  Distribution Corporation, IXIS
                                                  Asset Management
                                                  Distributors, L.P. and IXIS
                                                  Asset Management
                                                  Advisors, L.P.

 Michael C. Kardok        Treasurer, Principal    Senior Vice President, IXIS             Not Applicable
 (7/17/59)              Financial and Accounting  Asset Management Advisors,
                                Officer,          L.P. and IXIS Asset
                               since 2004         Management Distributors,
                                                  L.P.; formerly, Senior Director,
                                                  PFPC Inc; formerly, Vice
                                                  President -- Division
                                                  Manager, First Data Investor
                                                  Services, Inc.

 Max J. Mahoney          Anti-Money Laundering    Vice President, Deputy                  Not Applicable
 (5/1/62)                     Officer and         General Counsel, Assistant
                          Assistant Secretary,    Secretary and Assistant Clerk,
                               since 2005         IXIS Asset Management
                                                  Distribution Corporation.
                                                  Senior Vice President, Deputy
                                                  General Counsel, Assistant
                                                  Secretary, Assistant Clerk and
                                                  Chief Compliance Officer --
                                                  Investment Adviser, IXIS Asset
                                                  Management Distributors, L.P.
                                                  and IXIS Asset Management
                                                  Advisors, L.P.; formerly,
                                                  Senior Counsel, MetLife, Inc.;
                                                  formerly, Associate Counsel,
                                                  LPL Financial Services, Inc.

                        TRUSTEE AND OFFICER INFORMATION

                       Position(s) Held with the                                    Number of Portfolios in
                         Trust, Length of Time        Principal Occupation(s)       Fund Complex Overseen***
Name and Date of Birth Served and Term of Office*      During Past 5 Years**      and Other Directorships Held
---------------------- --------------------------      ---------------------      ----------------------------

  OFFICERS
  continued

  John E. Pelletier    Chief Operating Officer,   Executive Vice President and           Not Applicable
  (6/24/64)                   since 2004          Chief Operating Officer
                                                  (formerly, Senior Vice
                                                  President, General Counsel,
                                                  Secretary and Clerk), IXIS
                                                  Asset Management
                                                  Distribution Corporation, IXIS
                                                  Asset Management
                                                  Distributors, L.P. and IXIS
                                                  Asset Management Advisors,
                                                  L.P.; Executive Vice President,
                                                  Chief Operating Officer and
                                                  Director (formerly, President,
                                                  Chief Operating Officer and
                                                  Director), IXIS Asset
                                                  Management Services
                                                  Company.

  Russell L. Kane      Chief Compliance Officer,  Chief Compliance Officer for           Not Applicable
  (7/23/69)                   since 2006;         Mutual Funds, Vice President,
                          Assistant Secretary     Associate General Counsel,
                              since 2004          Assistant Secretary and
                                                  Assistant Clerk, IXIS Asset
                                                  Management Distribution
                                                  Corporation, IXIS Asset
                                                  Management Distributors, L.P.
                                                  and IXIS Asset Management
                                                  Advisors, L.P.; formerly,
                                                  Senior Counsel, Columbia
                                                  Management Group.

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72, but the retirement policy was suspended for the calendar year 2005. At a meeting held on August 26, 2005, the Trustees voted to lift the suspension of the retirement policy and to designate 2006 as a transition period so that any Trustees who are currently age 72 or older or who reach age 72 during the remainder of 2006 will not be required to retire until the end of calendar year 2006. The position of Chairperson of the Board is appointed for a two-year term.

** Each person listed above, except as noted, holds the same position(s) with the IXIS Advisor and Loomis Sayles Trusts. Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the "Distributor"), IXIS Asset Management Advisors, L.P. or Loomis, Sayles & Company, L.P. ("Loomis Sayles") are omitted if not materially different from a Trustee's or officer's current position with such entity.

***The Trustees of the Trust serve as Trustees of a fund complex that includes all series of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II.

/1/ Mr. Blanding is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust:
     President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

/2/ Mr. Hailer is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: Director and Executive Vice President of IXIS Asset Management Distribution Corporation and President and Chief Executive Officer of IXIS Asset Management Global Associates, L.P., IXIS Asset Management Advisors, L.P. and the Distributor.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer and persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee.
Ms. Cynthia L. Walker, Mr. Daniel M. Cain and Mr. John Shane are members of the audit committee and have been designated as "audit committee financial experts" by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees paid to Principal Accountant by the Fund.

   The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant's annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees"); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Trust, other than the services provided reported as a part of (a) through (c) of this Item.

                                      Audit-related
                        Audit fees      fees/1/      Tax fees/2/  All other fees/3/
                      --------------- ------------- ------------- -----------------
                       2005    2006   2005   2006    2005   2006  2005     2006
                      ------- ------- ----  ------  ------ ------ ----     ------
Cash Management Trust $22,300 $22,750 N/A   $3,679  $1,250 $1,250 N/A     $2,755

--------
1. Audit-related fees consist of the performance of agreed-upon procedures related to 1) the Trust's deferred compensation plan and 2) a change in the Trust's custodian.
2. Tax fees consist of a review of the Trust's year-end shareholder reporting.
3. Other fees consist of a review of income and expense allocation methods in conjunction with the annual renewal of the Trust's management contract.

Fees paid to Principal Accountant By Adviser and Control Affiliates.

   The aggregate non-audit fees provided by the Registrant's principal accountant to the Registrant, IXIS Asset Management Advisors, L.P. and entities controlling, controlled by or under common control with IXIS Asset Management Advisors, L.P. that provide ongoing services to the Registrant ("Control Affiliates") during 2006 and 2005 were $206,600 and $127,900, respectively.

Audit Committee Pre Approval Policies.

   Annually, the Registrant's Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

   If, in the opinion of management, a proposed engagement by the Registrant's independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

   None of the audit-related, tax and other services provided by the Registrant's principal accountant were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.
Not applicable

Item 6. Schedule of Investments.
Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable

Item 10. Submission of Matters to a Vote of Securities Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.
The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

    (a)(1) Code of Ethics required by Item 2 hereof, filed herewith as exhibit
       (a)(1)

   (a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as exhibits
            (a)(2)(1)and (a)(2)(2)

    (a)(3) Not applicable.

    (b)Certification of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b)

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      IXIS Advisor Cash Management Trust

                                      By:    /s/ John T. Hailer
                                             ---------------------------------
                                      Name:  John T. Hailer
                                      Title: President & Chief Executive Officer
                                      Date:  August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                      By:    /s/ John T. Hailer
                                             ---------------------------------
                                      Name:  John T. Hailer
                                      Title: President & Chief Executive Officer
                                      Date:  August 23, 2006

                                      By:    /s/ Michael C. Kardok
                                             ---------------------------------
                                      Name:  Michael C. Kardok
                                      Title: Treasurer
                                      Date:  August 23, 2006